Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash - unrestricted	$ 5,082,537	$ 2,397,300	$ 3,190,495
Cash in trading accounts	8,481,124	21,099,652	10,484,448
Accounts receivable - trade	5,392,744	2,394,246	1,315,209
Marketable securities	1,080,837	311,586	256,004
Note receivable - current portion	6,948,323	0	140,964
Less: deferred gain - current portion	(5,872,870)	0
Prepaid expenses and other current assets	492,591	416,419	242,482
Total current assets	21,605,286	26,619,203	15,629,602
Property, equipment, and furniture, net	746,840	762,529	504,298
Other assets
Intangible assets, net	115,057	269,149	305,978
Deferred financing costs, net	330,724	241,744	337,559
Cash - restricted	1,319,371	1,319,371	320,188
Land held for development	2,069,692	953,462	110,477
Mortgage note receivable			353,504
Note receivable - long term portion	13,891,406	0
Less: deferred gain - long term portion	(11,911,020)
Investment in convertible notes	1,680,297	1,604,879	0
Total assets	29,847,653	31,770,337	17,561,606
Current liabilities
Revolver	3,386,255	1,105,259	0
Senior notes	1,288,408	312,068	200,000
Renewable unsecured subordinated notes	9,451,231	7,234,559	4,922,596
Accounts payable - trade	2,896,781	1,544,103	1,035,644
Accrued expenses	1,099,951	681,995	683,556
Accrued compensation	2,190,272	3,601,282	299,439
Accrued interest	1,230,493	849,913	359,758
Accrued distributions	4,000	0
Obligations under non-competition agreement			250,000
Obligations under settlement agreement	0	582,565	0
Total current liabilities	21,547,391	15,911,744	7,750,993
Long-term liabilities
Senior notes	213,762	217,451	0
Renewable unsecured subordinated notes	12,754,882	10,418,569	5,062,230
Obligations under settlement agreement	0	2,524,448	0
Total long term liabilities	12,968,644	13,160,468	5,062,230
Total liabilities	$ 34,516,035	$ 29,072,212	12,813,223
Commitments and contingencies
Members' (deficit) equity
Series A preferred equity	$ 2,745,000	$ 2,745,000	2,745,000
Common equity	(7,133,338)	(193,624)	1,302,994
Accumulated other comprehensive income (loss)	(280,044)	146,749	700,389
Total members' (deficit) equity	(4,668,382)	2,698,125	4,748,383
Total liabilities and members' (deficit) equity	$ 29,847,653	$ 31,770,337	$ 17,561,606